Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas
Revenue	₽ 10,610	₽ 8,938
Russia
Disclosure of geographical areas
Revenue	8,146	6,569
Other CIS
Disclosure of geographical areas
Revenue	397	365
EU
Disclosure of geographical areas
Revenue	674	848
Other countries
Disclosure of geographical areas
Revenue	₽ 1,393	₽ 1,156